Summary of Significant Accounting Policies - Summary of Class A Common Stock Subject to Redemption (Detail) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Less:
Proceeds allocated to Public Warrants					$ 0	$ (9,189,015)
Plus:
Accretion of carrying value to redemption value	$ 519,310	$ 2,775,554	$ 448,071		4,462,497	27,136,138
Class A Ordinary Shares Subject to Possible Redemption	48,622,587			$ 48,622,587	313,913,217	309,450,720
Common Class A [Member]
Less:
Class A ordinary shares issuance costs						(16,924,264)
Redemption				(268,585,494)
Plus:
Accretion of carrying value to redemption value				3,294,864	4,462,497	27,136,138
Class A Ordinary Shares Subject to Possible Redemption	$ 48,622,587			$ 48,622,587	$ 313,913,217	309,450,720
IPO [Member]
Temporary Equity [Line Items]
Gross proceeds						309,450,720
Less:
Proceeds allocated to Public Warrants						$ (10,211,874)